Average Annual Total Returns - Institutional - BlackRock GA Disciplined Volatility Equity Fund	Feb. 26, 2021
MSCI ACWI Minimum Volatility (USD) Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	2.69%
Since Inception	7.67%
Institutional
Average Annual Return:
1 Year	11.52%
Since Inception	8.08%
Inception Date	Jun. 01, 2017
Institutional | After Taxes on Distributions
Average Annual Return:
1 Year	10.86%
Since Inception	7.26%
Inception Date	Jun. 01, 2017
Institutional | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	7.24%
Since Inception	6.08%
Inception Date	Jun. 01, 2017